S000006018 [Member] Expense Example - Versatile Bond Portfolio	Jan. 31, 2026 USD ($)
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 67
Expense Example, with Redemption, 3 Years	330
Expense Example, with Redemption, 5 Years	614
Expense Example, with Redemption, 10 Years	1,423
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	489
Expense Example, with Redemption, 3 Years	794
Expense Example, with Redemption, 5 Years	1,120
Expense Example, with Redemption, 10 Years	2,041
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	272
Expense Example, with Redemption, 3 Years	643
Expense Example, with Redemption, 5 Years	1,144
Expense Example, with Redemption, 10 Years	$ 2,521